Acquisition (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2022
Acquisition [Line Items]
Advertising expense	¥ 909
Acquisition of Laughact, Inc [Member]
Acquisition [Line Items]
Payment for acquisition purchase		¥ 1,000